Note 2 - Acquisitions 2014 Acquisitions (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 30, 2014	Jul. 01, 2014	Jun. 23, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition
Distributions in connection with acquisitions from Tesoro				$ 760	$ 250	$ 243
West Coast Logistics Assets
Acquisition
Business acquisition, date of acquisition agreement			Jun. 23, 2014
Purchase price			$ 270
Phase One | West Coast Logistics Assets
Acquisition
Purchase price		$ 241
Effective date of acquisition		Jul. 01, 2014
Distributions in connection with acquisitions from Tesoro		$ 214
Equity consideration, value		$ 27
Phase Two | West Coast Logistics Assets
Acquisition
Effective date of acquisition	Sep. 30, 2014
Distributions in connection with acquisitions from Tesoro	$ 29
Common | Phase One | West Coast Logistics Assets
Acquisition
Equity consideration, number of units (units)		370,843
General Partner | Phase One | West Coast Logistics Assets
Acquisition
Equity consideration, number of units (units)		8,856